Operating, General And Administrative Expenses And Restructuring Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020
Operating, General And Administrative Expenses And Restructuring Costs [Abstract]
Employee salaries and benefits	$ 154	$ 160	$ 307	$ 317
Purchase of goods and services	597	603	1,219	1,241
Total operating costs	751	$ 763	1,526	$ 1,558
Employee-related restructuring costs	$ 1		$ 13